Class I Prospectus | PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND | CLASS I
PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND

Supplement dated August 1, 2014 to the

PNC Fixed Income and Tax Exempt Bond Funds Class I Shares Prospectus

dated September 30, 2013

This Supplement provides new and additional information relating to PNC Fixed Income and Tax Exempt Bond Funds beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

A.             Effective immediately, the “Fund Fees and Expenses” section for PNC Michigan Intermediate Municipal Bond Fund on page 31 of the prospectus is deleted in its entirety and replaced with the following:

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Class I Prospectus PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class I Prospectus PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND CLASS I
Management Fees	0.40%
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.05%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Class I Prospectus PNC MICHIGAN INTERMEDIATE MUNICIPAL BOND FUND CLASS I	107	334	579	1,283

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE